Significant accounting judgments, estimates and assumptions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Critical Accounting Estimates and Judgements [Line Items]
Gain loss from asset transfer	¥ 0.9
Selling Expenses [Member]
Disclosure Critical Accounting Estimates and Judgements [Line Items]
Reclassification adjustment on Excess incentive amount	¥ 224.5	$ 31.6	¥ 140.8	¥ 112.8